Long-term investments	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Long-term investments
7. Assets held for sale:

The Company, indirectly through one of its wholly-owned subsidiary, entered into a joint venture with Cummins Inc. ("Cummins") on March 7, 2001.

On February 19, 2012, the joint venture agreement ("JVA") was amended and restated to provide for, among other things, clarification concerning the scope of products within CWI. In addition, the parties revised certain economic terms of the JVA. Prior to February 19, 2012, the Company and Cummins shared equally in the profits and losses of CWI. Under the amended JVA, profits and losses are shared equally up to an established revenue baseline, then any excess profit will be allocated 75% to the Company and 25% to Cummins. The joint venture term ended December 31, 2021 as per the terms of the joint venture agreement.

The investment was presented as assets held for sale as at December 31, 2021, with the comparative period balance reclassified accordingly. On February 7, 2022, the Company agreed to sell 100% of its shares in CWI to Cummins for proceeds of approximately $22,200, with Cummins continuing to operate the business as the sole owner. As part of the agreement, Cummins also agreed to purchase the Company's interest in the intellectual property with proceeds to the Company of $20,000. The Company received proceeds of $31,445, net of a $10,800 holdback, after the closing date. The holdback will be retained by Cummins for a term of three years to satisfy any extended warranty obligations in excess of the current recorded extended warranty obligation. Any unused amounts will be repaid to the Company at the end of three-year term.

The Company recognized its share of CWI’s income and received dividends as follows:

	Years ended December 31,
	2021	2020
Investment income from CWI	$32,969	$23,774
Dividends received	21,796	20,758

As at December 31, 2021, the Company has a related party accounts receivable balance of $58 (2020 - $74) due from CWI. During the year ended December 31, 2021, total expense recoveries from CWI were $791 (2020 - $1,611).

The carrying amount and maximum exposure to losses relating to CWI were as follows:

	Balance at December 31, 2021		Balance at December 31, 2020
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum exposure to loss
Equity method investment in CWI	$22,039	$22,039	$10,866	$10,866
Accounts receivable due from CWI	58	58	74	74
Assets, liabilities, revenue and expenses of CWI, are as follows:

	December 31, 2021	December 31, 2020
Current assets:
Cash and short-term investments	$113,936	$94,984
Accounts receivable	9,999	5,681
Long-term assets:
Property, plant and equipment	259	605
Deferred income tax assets	22,584	21,651
Total assets	$146,778	$122,921
Current liabilities:
Accounts payable and accrued liabilities	$5,509	$5,557
Current portion of warranty liability	26,105	19,485
Current portion of deferred revenue	12,374	13,628
	43,988	38,670
Long-term liabilities:
Warranty liability	36,267	34,737
Deferred revenue	20,122	23,802
Other long-term liabilities	2,312	3,969
	58,701	62,508
Total liabilities	$102,689	$101,178

	Years ended December 31,
	2021	2020
Product revenue	$252,135	$219,141
Parts revenue	115,371	104,339
	367,506	323,480
Cost of revenue and expenses:
Cost of product and parts revenue	268,440	236,154
Research and development	6,084	12,185
General and administrative	1,778	1,650
Sales and marketing	12,865	12,567
	289,167	262,556
Income from operations	78,339	60,924
Interest and investment income	522	1,074
Income before income taxes	78,861	61,998
Income tax expense:
Current	13,857	14,779
Deferred	(933)	(329)
	12,924	14,450
Income for the year	$65,937	$47,548
8. Long-term investments:

	December 31, 2021	December 31, 2020
Weichai Westport Inc.	$1,824	$1,824
Minda Westport Technologies Limited	1,852	1,116
Other equity accounted investees	148	148
	$3,824	$3,088
Weichai Westport Inc. ("WWI"):

The Company, indirectly through its wholly-owned subsidiary, Westport Innovations (Hong Kong) Limited (“Westport HK”), is currently the registered holder of a 23.33% equity interest in WWI. In April 2016, the Company sold to Cartesian Capital Group (“Cartesian”) a derivative economic interest granting it the right to receive an amount of future income received by Westport HK from WWI equivalent to having an 18.78% equity interest in WWI and concurrently granted a Cartesian entity an option to acquire all of the equity securities of Westport HK for a nominal amount.  The Company retained the right to transfer any equity interest held by Westport HK in WWI that was in excess of an 18.78% interest in the event that such option was exercised. As a result of such transactions, the Company’s residual 23.33% equity interest in WWI currently corresponds to an economic interest in WWI equivalent to just 4.55%.

Cartesian had financing arrangements with the Company through convertible debt and a royalty payable described in notes 15(b) and 16. Various Cartesian entities are associated with these investments including Pangaea Two Management, LP; Pangaea Two Acquisition Holdings XIV, LLC, Pangaea Two Acquisition Holdings Parallel XIV, LLC. Collectively, these entities will be referred to as “Cartesian”.